Goodwill and Other Intangible Assets (Details) - Narrative - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Amortization of intangible assets	$ 5,800,000	$ 5,400,000	$ 11,500,000	$ 10,900,000